OTHER LONG-TERM LIABILITY (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)
Plant and Equipment [Member]
Subsidiary Received	$ 410	¥ 2,620	$ 2,210	¥ 14,000
Land Use Rights [Member]
Subsidiary Received			$ 1,720	¥ 10,900